BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—94.7%
Austria—1.0%
ANDRITZ AG	5,039	$233,527
Finland—1.5%
Metso Outotec Oyj	26,038	242,953
Nordea Bank Abp	10,307	104,914
		347,867
France—7.1%
Airbus Group SE	4,010	469,955
Capgemini SA	535	103,957
Euroapi SA*	1	9
Rexel SA*	23,172	493,160
Sanofi	5,167	552,910
		1,619,991
Germany—7.3%
Brenntag SE	4,584	354,694
Daimler Truck Holding AG*	2,894	90,597
Deutsche Telekom AG	24,877	511,859
Rheinmetall AG	1,247	252,155
Siemens AG	3,389	447,358
		1,656,663
Japan—6.0%
Asahi Group Holdings Ltd.	6,200	207,742
Hitachi Ltd.	6,400	332,074
Honda Motor Co., Ltd.	14,100	351,092
IHI Corp.	2,700	75,763
Renesas Electronics Corp.*	25,200	294,332
Sumitomo Heavy Industries Ltd.	4,900	115,510
		1,376,513
Netherlands—3.6%
Aalberts NV	6,023	298,427
ING Groep NV	15,080	170,519
Stellantis NV	22,577	338,776
		807,722
Spain—0.8%
Ence Energia y Celulosa SA	47,030	180,745
Sweden—1.6%
Svenska Handelsbanken AB, Class A	36,795	362,612
Switzerland—3.1%
STMicroelectronics NV	4,299	172,136
Swiss Re AG	1,069	88,154
UBS Group AG	24,163	455,683
		715,973
United Kingdom—6.9%
AstraZeneca PLC	493	65,157
BAE Systems PLC	17,654	168,386
Coca-Cola European Partners PLC	8,494	451,286
Informa PLC*	16,789	115,401
Liberty Global PLC, Class A*	7,167	174,301
NatWest Group PLC	70,768	203,795
Nomad Foods Ltd.*	2,607	54,408
Tesco PLC	85,703	279,514
WH Smith PLC*	3,409	68,504
		1,580,752
United States—55.8%
AbbVie, Inc.	3,498	515,500
Alphabet, Inc., Class A*	182	414,094
AmerisourceBergen Corp.	1,158	179,247
AMETEK, Inc.	2,562	311,206
Amgen, Inc.	686	176,124
Anthem, Inc.	601	306,276
Applied Materials, Inc.	2,528	296,509
AutoZone, Inc.*	182	374,856
Avantor, Inc.*	5,004	160,328
Axalta Coating Systems Ltd.*	12,442	337,925
Booking Holdings, Inc.*	51	114,422
Capital One Financial Corp.	468	59,839
Cigna Corp.	2,747	736,993
Cisco Systems, Inc.	6,679	300,889
Concentrix Corp.	1,391	215,452
Corteva, Inc.	3,089	193,433
Crown Holdings, Inc.	4,002	417,969
CVS Health Corp.	5,379	520,418
Dollar General Corp.	586	129,119
DuPont de Nemours, Inc.	4,498	305,189
Global Payments, Inc.	898	117,674
Goldman Sachs Group, Inc., (The)	198	64,716
Halliburton Co.	11,036	446,958
Harley-Davidson, Inc.	2,960	104,133
Humana, Inc.	1,029	467,403
Huntington Bancshares, Inc.	14,259	197,915
Jabil, Inc.	1,894	116,519
Johnson & Johnson	3,894	699,090
JPMorgan Chase & Co.	2,362	312,327
KeyCorp	5,017	100,139
McKesson Corp.	351	115,370
Medtronic PLC	3,068	307,260
Meta Platforms, Inc., Class A*	644	124,704
Microchip Technology, Inc.	2,622	190,488
Microsoft Corp.	1,341	364,578
NortonLifeLock, Inc.	15,210	370,211
Oracle Corp.	2,998	215,616
Pioneer Natural Resources Co.	1,346	374,107
Qorvo, Inc.*	1,946	217,466
Schlumberger Ltd.	9,096	418,052
Science Applications International Corp.	1,961	169,744
Synchrony Financial	3,309	122,565
TE Connectivity Ltd.	1,233	159,538
US Foods Holding Corp.*	8,023	265,722
Wells Fargo & Co.	6,404	293,111
Zimmer Biomet Holdings, Inc.	2,636	316,874
		12,718,068
TOTAL COMMON STOCKS
(Cost $22,731,293)		21,600,433

SHORT-TERM INVESTMENTS—4.9%
U.S. Bank Money Market Deposit Account, 0.50%(a)	1,119,126	1,119,126
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,119,126)		1,119,126
TOTAL INVESTMENTS—99.6%
(Cost $23,850,419)		22,719,559
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		84,812
NET ASSETS—100.0%		$22,804,371

PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of May 31, 2022.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Sustainability Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$233,527	$-	$233,527	$-
Finland	347,867	-	347,867	-
France	1,619,991	9	1,619,982	-
Germany	1,656,663	-	1,656,663	-
Japan	1,376,513	-	1,376,513	-
Netherlands	807,722	-	807,722	-
Spain	180,745	-	180,745	-
Sweden	362,612	-	362,612	-
Switzerland	715,973	-	715,973	-
United Kingdom	1,580,752	679,995	900,757	-
United States	12,718,068	12,718,068	-	-
Short-Term Investments	1,119,126	1,119,126	-	-
Total Assets	$22,719,559	$14,517,198	$8,202,361	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.